OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses

	December 31, 2021	December 31, 2020
Government authorities	$897	$138
Prepaid expenses	5,151	222
Advances to suppliers	5,734	—
Other receivables	380	68
Total	$12,162	$428